Summary Of Significant Accounting Policies (Goodwill By Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Jan. 31, 2013 Walmart U.S. [Member]		Jan. 31, 2012 Walmart U.S. [Member]		Jan. 31, 2013 Walmart International [Member]		Jan. 31, 2012 Walmart International [Member]		Jan. 31, 2013 Sam's Club [Member]		Jan. 31, 2012 Sam's Club [Member]		Apr. 30, 2011 Netto Food Stores Limited [Member]	Jun. 30, 2011 Massmart Holdings Limited [Member]	Apr. 30, 2011 United Kingdom Netto Food Stores Limited [Member] stores
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	$ 20,651		$ 16,763		$ 439		$ 239		$ 19,899		$ 16,211		$ 313		$ 313		$ 748	$ 3,100
Changes in currency translation and other	(65)		(535)		0		0		(65)		(535)		0		0
Acquisitions	439	[1]	4,423	[2]	0	[1]	200	[2]	439	[1]	4,223	[2]	0	[1]	0	[2]
Goodwill, Purchase Accounting Adjustments	(528)	[3]			4	[3]			(532)	[3]			0	[3]
Balances, ending	$ 20,497		$ 20,651		$ 443		$ 439		$ 19,741		$ 19,899		$ 313		$ 313		$ 748	$ 3,100
Number of Stores																			147

[1]	Goodwill recorded for fiscal 2013 acquisitions relates to several acquisitions completed in fiscal 2013 that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.
[2]	Goodwill recorded for acquisitions in fiscal 2012 primarily relates to the acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom and to the acquisition of a 51% ownership in Massmart, a retailer based in South Africa. Refer to Note 13 for more information about these acquisitions.
[3]	Fiscal 2013 purchase accounting adjustments primarily relate to the finalization of the Massmart purchase price allocation, which was preliminary at January 31, 2012.